Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	Cost	Accumulated Depreciation	Net Book Value
December 31, 2016
Computer equipment	$657	$567	$90
Furniture and fixtures	172	167	5
Machinery and equipment	—	—	—
Leasehold improvements	262	167	95
Computer software	502	439	63
Equipment under capital lease	114	109	5

Total property and equipment	$1,707	$1,449	$258
December 31, 2015
Computer equipment	$628	$490	$138
Furniture and fixtures	172	163	9
Machinery and equipment	218	1	217
Leasehold improvements	257	99	158
Computer software	494	425	69
Equipment under capital lease	114	103	11

Total property and equipment	$1,883	$1,281	$602

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may not be recoverable. We conduct our long-lived asset impairment analyses in accordance with ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets.” ASC 360-10-15 requires us to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on discounted cash flow analysis or appraisals.

In the fourth quarter of 2016, we concluded that we had a triggering event requiring assessment of impairment for certain of our long-lived assets in conjunction with our restructuring actions announced in October 2016. As a result, we reviewed our long-lived assets for impairment and recorded a $0.2 million impairment charge, representing the entire amount of the then carrying value of the machinery and equipment, on our statement of loss. The full amount of the impairment charge related to drug product manufacturing equipment.